Changes in liabilities arising from financial activities (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Bank Loans Financial Liability Roll Forward

(€‘000)	For the year ended
EUR	2017	2016
Opening balance at January 1st,	742	40
New bank loans	—	794
Repayments	(207)	(92)

Closing balance at December 31,	536	742

Summary of Finance Leases Financial Liability Roll Forward

The change in finance lease liability balances is detailed as follows:

FINANCE LEASES FINANCIAL LIABILITY ROLL FORWARD
(€‘000)	For the year ended
EUR	2017	2016
Opening balance at January 1st,	735	826
New finance leases	543	220
Repayments	(369)	(311)

Closing balance at December 31,	909	735

Summary of Recoverable Cash Advance Liability Roll Forward

The change in recoverable cash advance liability balances is detailed as follows:

RECOVERABLE CASH ADVANCE LIABILITY ROLL FORWARD
(€‘000)	For the year ended
EUR	2017	2016
Opening balance at January 1st,	8,438	11,382
Repayments	(1,233)	(842)
Remeasurement	(80)	(2,102)
Derecognition of liability (non-recurring gain)	(5,356)

Closing balance at December 31,	1,770	8,438